UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07381

T. Rowe Price Health Sciences Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Health Sciences Fund

Investor Class (PRHSX)

This annual shareholder report contains important information about Health Sciences Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Fund - Investor Class	$81	0.80%

What drove fund performance during the past 12 months?

  The health care sector posted solid advances in the first nine months of 2024; however, these returns were diminished in the fourth quarter, leaving the group with modest gains for the year. The products and devices subsector was a bright spot as a handful of growth companies with exciting new product cycles led the segment higher. Despite facing heightened concerns around increased regulatory uncertainty at the end of the period, the pharmaceuticals segment was boosted by significant demand for a new class of diabetes and weight-loss drugs. The services subsector was the laggard in the space, largely driven by utilization pressures and heightened negative sentiment around the managed care industry.

  From an absolute perspective, the leading contributor to performance was the fund’s significant position in Eli Lilly. Shares of the pharmaceutical giant benefited from strong demand and improvements in capacity for its portfolio of incretin medicines, alongside several positive regulatory developments.

  Conversely, the leading detractor from absolute performance was Elevance Health. Shares of the insurer traded sharply lower at the end of the period due to multiple factors, including (1) a challenging Medicaid environment driving an uptick in utilization, (2) uncertainty around the health care agenda of the incoming presidential administration, and (3) worsening public sentiment toward the managed care space following the tragic murder of an industry executive.

  Our overarching investment philosophy remains focused on innovation, and we believe companies that are producing leading‑edge therapeutics and medical devices offer some of the market’s most attractive growth areas for investors with a multiyear horizon.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
2014	10,000	10,000	10,000	10,000
2015	11,400	10,180	10,780	10,095
2015	12,027	10,194	11,143	10,123
2015	10,516	9,455	9,847	9,471
2015	11,298	10,048	10,714	10,138
2016	9,925	10,145	9,959	10,275
2016	10,345	10,412	10,560	10,527
2016	10,640	10,870	10,813	10,933
2016	10,129	11,327	10,357	11,351
2017	11,270	11,978	11,279	12,039
2017	12,110	12,339	12,098	12,411
2017	12,749	12,903	12,552	12,967
2017	12,960	13,721	12,753	13,829
2018	13,135	13,633	12,715	13,724
2018	13,964	14,163	13,282	14,195
2018	15,582	15,172	15,089	15,290
2018	13,119	13,002	13,471	13,223
2019	15,153	14,828	14,639	15,027
2019	15,416	15,435	14,849	15,674
2019	14,235	15,614	14,313	15,940
2019	16,938	17,035	16,449	17,386
2020	14,664	13,475	14,330	13,979
2020	18,109	16,443	16,748	16,850
2020	19,348	17,957	17,833	18,355
2020	22,040	20,593	19,630	20,585
2021	21,977	21,900	20,050	21,856
2021	24,135	23,705	21,687	23,724
2021	24,452	23,681	21,723	23,863
2021	24,965	25,877	23,282	26,494
2022	22,821	24,512	22,221	25,276
2022	20,564	20,418	20,571	21,206
2022	20,144	19,506	19,600	20,170
2022	21,921	20,907	21,862	21,696
2023	21,416	22,408	21,146	23,322
2023	22,153	24,288	21,874	25,361
2023	20,947	23,497	21,025	24,531
2023	22,595	26,334	22,488	27,399
2024	24,392	28,973	24,405	30,291
2024	24,390	29,904	24,156	31,589
2024	25,829	31,767	25,784	33,448
2024	23,007	32,604	23,270	34,254

202501-4140694, 202502-4108589

F114-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Health Sciences Fund (Investor Class)	1.82%	6.32%	8.69%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 3000 Health Care Index (Strategy Benchmark)	3.48	7.18	8.81
S&P 500 Index (Previous Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$13,013,991
  Number of Portfolio Holdings275
  Investment Advisory Fees Paid (000s)$94,788
  Portfolio Turnover Rate52.4%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Other Biotechnology	27.7%
Major Pharmaceuticals	17.1
Implants	15.0
Life Sciences	11.0
Payors	10.9
Major Biotechnology	6.6
Other Products & Devices	6.6
Providers	1.8
Distribution	0.9
Other	2.4

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	10.3%
UnitedHealth Group	6.2
Intuitive Surgical	5.8
Thermo Fisher Scientific	4.6
Stryker	4.2
Danaher	3.8
Argenx	3.7
Merck	2.6
Boston Scientific	2.5
Vertex Pharmaceuticals	2.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Health Sciences Fund

Investor Class (PRHSX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Health Sciences Fund

I Class (THISX)

This annual shareholder report contains important information about Health Sciences Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Fund - I Class	$68	0.67%

What drove fund performance during the past 12 months?

  The health care sector posted solid advances in the first nine months of 2024; however, these returns were diminished in the fourth quarter, leaving the group with modest gains for the year. The products and devices subsector was a bright spot as a handful of growth companies with exciting new product cycles led the segment higher. Despite facing heightened concerns around increased regulatory uncertainty at the end of the period, the pharmaceuticals segment was boosted by significant demand for a new class of diabetes and weight-loss drugs. The services subsector was the laggard in the space, largely driven by utilization pressures and heightened negative sentiment around the managed care industry.

  From an absolute perspective, the leading contributor to performance was the fund’s significant position in Eli Lilly. Shares of the pharmaceutical giant benefited from strong demand and improvements in capacity for its portfolio of incretin medicines, alongside several positive regulatory developments.

  Conversely, the leading detractor from absolute performance was Elevance Health. Shares of the insurer traded sharply lower at the end of the period due to multiple factors, including (1) a challenging Medicaid environment driving an uptick in utilization, (2) uncertainty around the health care agenda of the incoming presidential administration, and (3) worsening public sentiment toward the managed care space following the tragic murder of an industry executive.

  Our overarching investment philosophy remains focused on innovation, and we believe companies that are producing leading‑edge therapeutics and medical devices offer some of the market’s most attractive growth areas for investors with a multiyear horizon.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
3/23/16	500,000	500,000	500,000	500,000
3/31/16	507,211	507,328	505,178	505,816
6/30/16	528,761	520,674	535,673	518,235
9/30/16	544,021	543,571	548,511	538,198
12/31/16	518,067	566,452	525,362	558,780
3/31/17	576,565	598,985	572,115	592,676
6/30/17	619,628	617,048	613,705	610,979
9/30/17	652,604	645,255	636,728	638,353
12/31/17	663,586	686,147	646,883	680,770
3/31/18	672,737	681,725	644,958	675,602
6/30/18	715,473	708,236	673,751	698,801
9/30/18	798,491	758,690	765,426	752,684
12/31/18	672,527	650,181	683,315	650,922
3/31/19	777,020	741,489	742,590	739,760
6/30/19	790,771	771,853	753,226	771,598
9/30/19	730,344	780,826	726,026	784,702
12/31/19	869,212	851,861	834,395	855,875
3/31/20	752,848	673,824	726,892	688,140
6/30/20	929,850	822,251	849,564	829,507
9/30/20	993,797	897,960	904,606	903,577
12/31/20	1,132,358	1,029,795	995,772	1,013,345
3/31/21	1,129,495	1,095,156	1,017,066	1,075,919
6/30/21	1,240,589	1,185,394	1,100,068	1,167,897
9/30/21	1,257,310	1,184,189	1,101,924	1,174,695
12/31/21	1,284,061	1,294,052	1,180,982	1,304,230
3/31/22	1,174,104	1,225,746	1,127,171	1,244,255
6/30/22	1,058,347	1,021,033	1,043,471	1,043,916
9/30/22	1,036,998	975,447	994,211	992,946
12/31/22	1,128,923	1,045,505	1,108,953	1,068,023
3/31/23	1,103,309	1,120,575	1,072,668	1,148,093
6/30/23	1,141,605	1,214,555	1,109,579	1,248,461
9/30/23	1,079,829	1,175,036	1,066,532	1,207,594
12/31/23	1,165,258	1,316,884	1,140,748	1,348,781
3/31/24	1,258,219	1,448,828	1,237,947	1,491,157
6/30/24	1,258,484	1,495,422	1,225,346	1,555,035
9/30/24	1,333,197	1,588,574	1,307,937	1,646,573
12/31/24	1,187,838	1,630,405	1,180,389	1,686,242

202501-4140694, 202502-4108589

F216-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/16
Health Sciences Fund (I Class)	1.94%	6.45%	10.36%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	14.42
Russell 3000 Health Care Index (Strategy Benchmark)	3.48	7.18	10.28
S&P 500 Index (Previous Benchmark)	25.02	14.53	14.86

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$13,013,991
  Number of Portfolio Holdings275
  Investment Advisory Fees Paid (000s)$94,788
  Portfolio Turnover Rate52.4%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Other Biotechnology	27.7%
Major Pharmaceuticals	17.1
Implants	15.0
Life Sciences	11.0
Payors	10.9
Major Biotechnology	6.6
Other Products & Devices	6.6
Providers	1.8
Distribution	0.9
Other	2.4

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	10.3%
UnitedHealth Group	6.2
Intuitive Surgical	5.8
Thermo Fisher Scientific	4.6
Stryker	4.2
Danaher	3.8
Argenx	3.7
Merck	2.6
Boston Scientific	2.5
Vertex Pharmaceuticals	2.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Health Sciences Fund

I Class (THISX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$46,029	$46,733
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)   Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRHSX Health Sciences Fund
THISX Health Sciences Fund–
.
I Class

T. ROWE PRICE Health Sciences Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 87.90 $ 89.82 $ 104.08 $ 98.85 $ 81.43
Investment activities
Net investment loss
(1)(2)
(0.11) (0.08) (0.09) (0.22) (0.04)
Net realized and unrealized
gain/loss 1.99 2.74 (12.58) 13.21 24.54
Total from investment
activities 1.88 2.66 (12.67) 12.99 24.50
Distributions
Net investment income (0.01) — — — —
Net realized gain (10.24) (4.58) (1.59) (7.76) (7.08)
Total distributions (10.25) (4.58) (1.59) (7.76) (7.08)
NET ASSET VALUE
End of period $ 79.53 $ 87.90 $ 89.82 $ 104.08 $ 98.85
Ratios/Supplemental Data
Total return
(2)(3)
1.82% 3.08% (12.19)% 13.27% 30.12%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.80% 0.80% 0.80% 0.75% 0.76%
Net expenses after waivers/
payments by Price Associates 0.80% 0.80% 0.80% 0.75% 0.76%
Net investment loss (0.12)% (0.09)% (0.10)% (0.21)% (0.05)%
Portfolio turnover rate 52.4% 48.4% 28.8% 33.8% 41.7%
Net assets, end of period (in
millions) $7,727 $9,105 $10,235 $17,213 $15,753
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Health Sciences Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 88.12 $ 89.91 $ 104.05 $ 98.87 $ 81.42
Investment activities
Net investment income
(loss)
(1)(2)
0.01 0.04 0.05 (0.11) 0.05
Net realized and unrealized
gain/loss 1.98 2.75 (12.60) 13.22 24.57
Total from investment
activities 1.99 2.79 (12.55) 13 .11 24.62
Distributions
Net investment income (0.16) — — — —
Net realized gain (10.24) (4.58) (1.59) (7.93) (7.17)
Total distributions (10.40) (4.58) (1.59) (7.93) (7.17)
NET ASSET VALUE
End of period $ 79.71 $ 88.12 $ 89.91 $ 104.05 $ 98.87
Ratios/Supplemental Data
Total return
(2)(3)
1.94% 3.22% (12.08)% 13.40% 30.27%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.67% 0 .67% 0.67% 0.65% 0.65%
Net expenses after waivers/
payments by Price Associates 0.67% 0.67% 0.67% 0.65% 0.65%
Net investment income (loss) 0.01% 0.04% 0.05% (0.10)% 0.06%
Portfolio turnover rate 52.4% 48.4% 28.8% 33.8% 41.7%
Net assets, end of period (in
millions) $5,287 $5,607 $5,938 $2,295 $1,679
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Health Sciences Fund
December 31, 2024

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  95.1%
BIOTECHNOLOGY  28.0%
International-Biotechnology  0.1%
Ideaya Biosciences (1) 317,348 8,156
8,156
Major Biotechnology  6.4%
Alkermes (1) 1,316,074 37,850
Amgen  757,041 197,315
Biogen (1) 165,372 25,289
Celldex Therapeutics (1) 663,469 16,766
Exact Sciences (1) 1,212,539 68,133
Exact Sciences CMO Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 3,726,272 2,310
Exact Sciences FDA Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 1,863,136 1,155
Neurocrine Biosciences (1) 541,899 73,969
United Therapeutics (1) 273,351 96,449
Vertex Pharmaceuticals (1) 778,917 313,670
832,906
Other Biotechnology  21.5%
Affinivax Expense Fund, Acquisition Date: 9/12/22, Cost $12 (1)
(2)(3) 12,445 12
Affinivax Milestone Event, Acquisition Date: 9/12/22,
Cost $3,454 (1)(2)(3) 7,349,672 5,439
Affinivax Next Gen. Prod. Milestone Event, Acquisition Date:
9/12/22, Cost $3,454 (1)(2)(3) 7,349,672 2,719
Agios Pharmaceuticals (1) 982,821 32,296
Akero Therapeutics (1) 917,972 25,538
Alector (1) 462,130 873
Allogene Therapeutics (1) 3,169,230 6,750
Alnylam Pharmaceuticals (1) 1,280,374 301,285
AnaptysBio (1) 54,293 719
Apellis Pharmaceuticals (1) 200,787 6,407
Apogee Therapeutics (1) 785,646 35,590
Arcellx (1) 884,094 67,801
Arvinas (1) 456,474 8,751
Ascendis Pharma, ADR (1) 1,007,562 138,711
Aura Biosciences (1) 377,373 3,102
Avidity Biosciences (1) 2,440,544 70,971
BeiGene, ADR (1) 725,718 134,047
Bicycle Therapeutics, ADR (1) 1,198,951 16,785
Biohaven (1) 1,832,176 68,432

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BioMarin Pharmaceutical (1) 355,081 23,339
Blueprint Medicines (1) 1,670,686 145,717
Cabaletta Bio (1) 348,082 790
Cargo Therapeutics (1) 1,140,462 16,445
Centessa Pharmaceuticals, ADR (1) 3,476,623 58,233
Crinetics Pharmaceuticals (1) 1,169,994 59,822
Cytokinetics (1) 618,687 29,103
Day One Biopharmaceuticals (1) 45,199 573
Denali Therapeutics (1) 1,578,311 32,166
Disc Medicine (1) 284,645 18,047
Dyne Therapeutics (1) 419,347 9,880
Entrada Therapeutics (1) 252,918 4,373
EyePoint Pharmaceuticals (1) 366,688 2,732
Generation Bio (1) 1,611,327 1,708
Ginkgo Bioworks, Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,317 —
Ginkgo Bioworks, Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,317 —
Ginkgo Bioworks, Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,317 —
Gyroscope Therapeutics, Milestone Payment 1, Acquisition
Date: 2/18/22, Cost $5,684 (1)(2)(3) 5,683,928 —
Gyroscope Therapeutics, Milestone Payment 2, Acquisition
Date: 2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 —
Gyroscope Therapeutics, Milestone Payment 3, Acquisition
Date: 2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 —
Helix Acquisition Corp. II (1) 878,945 9,229
IGM Biosciences (1) 829,518 5,068
Immatics (1) 597,852 4,251
Immuneering, Class A (1) 466,131 1,025
Immunocore Holdings, ADR (1) 1,138,627 33,590
Immunome (1) 1,692,483 17,974
Insmed (1) 2,646,666 182,726
Ionis Pharmaceuticals (1) 874,562 30,575
Iovance Biotherapeutics (1) 956,257 7,076
Krystal Biotech (1) 259,199 40,606
Kymera Therapeutics (1) 1,369,813 55,108
Legend Biotech, ADR (1) 646,820 21,048
Lyell Immunopharma (1) 4,942,827 3,163
Monte Rosa Therapeutics (1) 1,205,067 8,363
MoonLake Immunotherapeutics (1) 1,564,479 84,717
Natera (1) 528,706 83,694
Novocure (1) 1,217,920 36,294
ORIC Pharmaceuticals (1) 912,143 7,361

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oruka Therapeutics  1,114,275 21,606
Pharvaris (1) 324,169 6,214
Pliant Therapeutics (1) 386,891 5,095
Prelude Therapeutics (1) 741,444 945
ProfoundBio, Escrow Fund Payment, EC, Acquisition Date:
5/24/24, Cost $705 (1)(2)(3) 704,486 669
ProfoundBio, Expense Fund Payment, EC, Acquisition Date:
5/24/24, Cost $2 (1)(2)(3) 2,348 2
Protagonist Therapeutics (1) 1,038,563 40,089
Prothena (1) 306,452 4,244
Regeneron Pharmaceuticals (1) 333,483 237,550
Relay Therapeutics (1) 853,200 3,515
Repligen (1) 231,936 33,385
Replimune Group (1) 1,715,071 20,770
REVOLUTION Medicines (1) 1,686,756 73,779
REVOLUTION Medicines, Warrants, 11/14/28 (1) 198,505 32
Rhythm Pharmaceuticals (1) 293,895 16,452
Rocket Pharmaceuticals (1) 994,865 12,505
Sage Therapeutics (1) 237,058 1,287
Sana Biotechnology (1) 2,248,558 3,665
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (1)(3) 151,540 5,436
Scholar Rock Holding (1) 2,154,104 93,100
SpringWorks Therapeutics (1) 746,433 26,969
Spyre Therapeutics (1) 339,902 7,913
Structure Therapeutics, ADR (1) 488,852 13,258
Tenax Therapeutics, Warrants, 8/29/29, Acquisition Date:
8/6/24, Cost $— (1)(3)(4) 1,103,045 1,268
Ultragenyx Pharmaceutical (1) 539,613 22,702
Vaxcyte (1) 1,071,960 87,751
Voyager Therapeutics (1) 569,828 3,231
WaVe Life Sciences (1) 1,837,860 22,734
Xencor (1) 675,143 15,515
Zai Lab, ADR (1) 1,817,480 47,600
Zentalis Pharmaceuticals (1) 629,983 1,909
2,792,214
Total Biotechnology 3,633,276
CONSUMER NONDURABLES  0.2%
Biotechnology  0.1%
MBX Biosciences, Lockup Shares, Series C, Acquisition Date:
8/2/24, Cost $8,824 (1)(3) 712,634 13,134
13,134

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  0.1%
Tenax Therapeutics, Warrants, Acquisition Date: 8/6/24,
Cost $6,266 (1)(3)(4)(5) 2,095,785 12,311
12,311
Total Consumer Nondurables 25,445
LIFE SCIENCES  9.7%
Life Sciences  9.7%
Agilent Technologies  442,533 59,450
Bio-Techne  769,440 55,423
Bruker  283,168 16,599
Danaher  2,126,939 488,239
Ginkgo Bioworks Holdings (1) 31,899 313
Pacific Biosciences of California (1) 969,208 1,774
Revvity  403,117 44,992
SomaLogic, Warrants, 8/31/26 (1) 90,179 7
Thermo Fisher Scientific  1,149,694 598,105
Total Life Sciences 1,264,902
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Orchestra BioMed Holdings (1) 315,845 1,263
Total Miscellaneous 1,263
PHARMACEUTICALS  17.3%
Major Pharmaceuticals  16.9%
AstraZeneca, ADR  4,146,596 271,685
Chugai Pharmaceutical (JPY)  1,545,900 68,145
Eli Lilly  1,735,142 1,339,530
Merck  3,328,625 331,131
Novo Nordisk, ADR  404,717 34,814
Sanofi, ADR  2,713,102 130,853
Teva Pharmaceutical Industries, ADR (1) 1,318,957 29,070
2,205,228
Specialty Pharmaceuticals  0.4%
Madrigal Pharmaceuticals (1) 153,039 47,223
47,223
Total Pharmaceuticals 2,252,451
PRODUCTS & DEVICES  21.2%
Capital Equipment  0.3%
PROCEPT BioRobotics (1) 466,780 37,585
37,585

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Implants  14.9%
Becton Dickinson & Company  704,481 159,826
Boston Scientific (1) 3,667,459 327,578
Edwards Lifesciences (1) 935,232 69,235
Intuitive Surgical (1) 1,453,772 758,811
Sonova Holding (CHF)  235,924 77,149
Stryker  1,515,685 545,722
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $13,998 (1)(2)(3) 113,564 7,638
1,945,959
Other Products & Devices  6.0%
10X Genomics, Class A (1) 695,536 9,988
Argenx, ADR (1) 782,098 480,990
Dexcom (1) 509,573 39,629
Hologic (1) 490,132 35,334
IDEXX Laboratories (1) 120,568 49,848
Lantheus Holdings (1) 193,359 17,298
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $31,622 (1)
(2)(3) 8,397,988 3,443
Penumbra (1) 597,742 141,952
Saluda Medical, Warrants, 1/20/27, Acquisition Date: 1/20/22,
Cost $— (1)(2)(3) 103,592 204
778,686
Total Products & Devices 2,762,230
SERVICES  13.8%
Distribution  0.9%
Cardinal Health  350,705 41,478
Cencora  167,871 37,717
McKesson  61,863 35,257
114,452
Information  0.0%
GeneDx Holdings (1) 47,545 3,654
GeneDx Holdings, Warrants, 7/22/26 (1) 206,747 33
3,687
Other Services  0.5%
ICON (1) 91,223 19,130
PrognomIQ, Class A, Acquisition Date: 11/15/19 - 9/6/24,
Cost $14,562 (1)(2)(3) 606,614 368
Quest Diagnostics  310,874 46,899
66,397

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Payors  10.8%
Centene (1) 684,227 41,451
Cigna Group  621,052 171,497
Elevance Health  661,822 244,146
Humana  79,968 20,289
Molina Healthcare (1) 288,148 83,866
Oscar Health, Class A (1) 2,762,074 37,122
UnitedHealth Group  1,591,332 804,991
1,403,362
Providers  1.6%
BrightSpring Health Services (1) 2,032,287 34,610
HCA Healthcare  315,092 94,575
Tenet Healthcare (1) 622,156 78,534
207,719
Total Services 1,795,617
Total Miscellaneous Common Stocks  4.9% (6) 637,242
Total Common Stocks (Cost $6,208,036) 12,372,426
CONVERTIBLE BONDS  0.2%
Galvanize Therapeutics, 0.00%, 2/13/27, Acquisition Date:
2/28/24, Cost $6,173 (1)(2)(3) 6,172,900 6,173
Galvanize Therapeutics, 0.00%, 2/28/27, Acquisition Date:
12/27/24, Cost $4,406 (1)(2)(3) 4,405,600 4,406
Immunocore Holdings, 2.50%, 2/1/30 (7) 15,469,000 12,987
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $5,292 (1)(2)(3)(4) 5,291,700 5,292
Total Convertible Bonds (Cost $31,339) 28,858
CONVERTIBLE PREFERRED STOCKS  4.5%
BIOTECHNOLOGY  2.3%
Other Biotechnology  2.3%
Aktis Oncology, Series B, Acquisition Date: 9/20/24,
Cost $11,031 (1)(2)(3) 2,757,866 11,031
Arbor Bio, Series B, Acquisition Date: 10/29/21, Cost $8,828 (1)
(2)(3) 532,759 2,190
Arsenal Biosciences, Series C, Acquisition Date: 7/9/24,
Cost $13,459 (1)(2)(3) 724,394 13,459
Avalyn Pharma, Series C-1, Acquisition Date: 9/22/23,
Cost $6,178 (1)(2)(3) 8,436,161 6,178
Bluejay Therapeutics, Series C, Acquisition Date: 5/1/24,
Cost $16,506 (1)(2)(3)(4) 2,529,000 16,506

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bluejay Therapeutics, Series C-1, Acquisition Date: 5/1/24,
Cost $1,135 (1)(2)(3)(4) 173,971 1,135
Chroma Medicine, Series I, Acquisition Date: 10/12/21 -
12/4/24, Cost $17,211 (1)(2)(3)(4) 7,683,800 7,684
Delfi Diagnostics, Series A, Acquisition Date: 1/12/21 - 4/7/22,
Cost $7,107 (1)(2)(3) 3,426,868 16,605
Delfi Diagnostics, Series B, Acquisition Date: 6/10/22,
Cost $8,980 (1)(2)(3) 1,853,138 8,980
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $18,022 (1)(2)(3) 1,018,820 5,420
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $4,262 (1)(2)(3) 198,249 1,055
EndeavorBio, Series B, Acquisition Date: 1/21/22,
Cost $8,808 (1)(2)(3) 1,867,734 12,186
EndeavorBio, Series C, Acquisition Date: 4/22/24,
Cost $3,195 (1)(2)(3) 489,761 3,195
FOG Pharma, Series C, Acquisition Date: 1/11/21 - 8/2/21,
Cost $6,251 (1)(2)(3) 431,391 3,662
FOG Pharma, Series D, Acquisition Date: 11/17/22,
Cost $6,622 (1)(2)(3) 615,203 4,517
FOG Pharma, Series E, Acquisition Date: 2/29/24,
Cost $1,941 (1)(2)(3) 311,589 1,941
Generate Bio, Series B, Acquisition Date: 9/2/21,
Cost $22,096 (1)(2)(3) 1,864,632 22,096
Generate Bio, Series C, Acquisition Date: 5/9/23,
Cost $4,412 (1)(2)(3) 372,360 4,412
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $4,236 (1)(2)(3) 829,412 4,236
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $10,152 (1)(2)(3) 1,987,585 10,152
Insitro, Series B, Acquisition Date: 5/21/20, Cost $5,505 (1)(2)
(3) 883,580 16,162
Insitro, Series C, Acquisition Date: 4/7/21, Cost $10,762 (1)(2)
(3) 588,382 10,762
Kartos Therapeutics, Series C, Acquisition Date: 8/22/23,
Cost $10,593 (1)(2)(3) 1,873,841 10,593
Laronde, Series B, Acquisition Date: 7/28/21, Cost $32,757 (1)
(2)(3) 1,169,887 2,574
Metsera, Series B, Acquisition Date: 11/12/24, Cost $13,241 (1)
(2)(3)(4) 2,627,250 13,241
Obsidian Therapeutics, Series C, Acquisition Date: 3/27/24,
Cost $8,821 (1)(2)(3) 4,647,794 8,821
Odyssey Therapeutics, Series B, Acquisition Date: 5/13/22,
Cost $7,048 (1)(2)(3) 1,115,915 5,803
Odyssey Therapeutics, Series C, Acquisition Date: 10/25/23,
Cost $530 (1)(2)(3) 105,905 530

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $9,004 (1)(2)(3) 978,705 4,502
Ring Therapeutics, Series C, Acquisition Date: 10/7/22,
Cost $4,414 (1)(2)(3) 479,818 2,207
SalioGen Therapeutics, Series B, Acquisition Date: 12/10/21,
Cost $11,024 (1)(2)(3) 104,129 1,516
Scribe Therapeutics, Series B, Acquisition Date: 3/17/21,
Cost $6,219 (1)(2)(3) 1,027,755 6,219
Sionna Therapeutics, Series B, Acquisition Date: 2/2/22,
Cost $5,284 (1)(2)(3) 541,277 5,284
Sionna Therapeutics, Series C, Acquisition Date: 3/4/24,
Cost $1,764 (1)(2)(3) 180,663 1,764
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $7,915 (1)(2)(3) 387,032 7,915
Third Arc Bio, Series A, Acquisition Date: 7/16/24,
Cost $4,412 (1)(2)(3) 2,096,879 4,412
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 -
9/26/22, Cost $18,552 (1)(2)(3) 2,370,150 20,408
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $23,629 (1)(2)(3) 2,744,291 23,629
Total Biotechnology 302,982
CONSUMER NONDURABLES  0.2%
Biotechnology  0.1%
Arbor Bio, Series C, Acquisition Date: 10/21/24, Cost $1,324 (1)
(2)(3) 322,096 1,324
Nutcracker Therapeutics, Series C, Acquisition Date: 8/27/21,
Cost $11,050 (1)(2)(3) 1,027,785 11,050
12,374
Health Care Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $12,364 (1)
(2)(3) 853,213 1,101
Capsule, Series E, Acquisition Date: 1/10/23, Cost $2,658 (1)
(2)(3) 906,656 1,170
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,180 (1)(2)(3) 296,922 5,255
Color Health, Series D-1, Acquisition Date: 1/13/20,
Cost $9,358 (1)(2)(3) 438,696 5,260
Color Health, Series E, Acquisition Date: 10/26/21,
Cost $4,414 (1)(2)(3) 44,149 1,744
14,530
Total Consumer Nondurables 26,904

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIAL  0.1%
Investment Dealers  0.1%
Seaport Therapeutics, Series B, Acquisition Date: 10/18/24,
Cost $11,030 (1)(2)(3) 2,322,209 11,030
Total Financial 11,030
LIFE SCIENCES  1.0%
Life Sciences  1.0%
Cellanome, Series A, Acquisition Date: 12/30/21,
Cost $11,023 (1)(2)(3) 1,993,387 14,930
Chromacode, Series D-1, Acquisition Date: 2/28/22,
Cost $2,202 (1)(2)(3) 3,137,582 659
Chromacode, Series D-2, Acquisition Date: 2/28/22,
Cost $2,202 (1)(2)(3) 3,137,581 1,443
Clear Labs, Series C, Acquisition Date: 5/13/21,
Cost $13,294 (1)(2)(3) 3,830,773 12,120
Clear Labs, Series D, Acquisition Date: 12/12/24,
Cost $1,183 (1)(2)(3) 379,601 1,183
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $21,371
(EUR) (1)(2)(3) 25,201 7,531
Element Biosciences, Series C, Acquisition Date: 6/21/21,
Cost $17,704 (1)(2)(3) 861,217 8,345
Element Biosciences, Series D, Acquisition Date: 6/28/24,
Cost $2,207 (1)(2)(3) 281,354 2,207
Element Biosciences, Series D-1, Acquisition Date: 6/28/24,
Cost $2,207 (1)(2)(3) 281,354 2,207
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $12,829 (1)
(2)(3) 1,452,941 2,717
Lumicks Tech, Series D, Acquisition Date: 4/14/21,
Cost $8,875 (1)(2)(3) 4,954 4,592
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $16,458 (1)(2)(3) 1,204,832 55,988
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $18,956 (1)(2)(3) 426,855 19,836
Total Life Sciences 133,758
PRODUCTS & DEVICES  0.3%
Capital Equipment  0.1%
Reflexion Medical, Series C, Acquisition Date: 4/3/18,
Cost $4,243 (1)(2)(3) 2,507,885 4,314
Reflexion Medical, Series D, Acquisition Date: 4/3/20,
Cost $2,142 (1)(2)(3) 1,123,437 1,966
Reflexion Medical, Series E, Acquisition Date: 3/1/22,
Cost $4,403 (1)(2)(3) 1,857,286 3,343

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Reflexion Medical, Series F, Acquisition Date: 11/13/23,
Cost $2,690 (1)(2)(3) 1,794,104 2,368
11,991
Implants  0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18,
Cost $8,574 (1)(2)(3)(4) 8,849,057 7,522
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $12,516 (1)
(2)(3)(4) 12,320,393 10,472
17,994
Other Products & Devices  0.1%
Saluda Medical, Series D, Acquisition Date: 1/20/22,
Cost $8,810 (1)(2)(3) 690,617 7,348
Saluda Medical, Series E, Acquisition Date: 4/6/23,
Cost $4,353 (1)(2)(3) 539,186 5,214
12,562
Total Products & Devices 42,547
SERVICES  0.6%
Information  0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $6,904 (1)(2)
(3) 586,029 6,903
6,903
Other Services  0.4%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $10,374 (1)(2)(3) 3,758,668 18,493
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $18,471 (1)(2)(3) 2,280,334 11,219
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $7,102 (1)(2)(3) 1,558,570 8,650
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $6,139 (1)(2)(3) 928,231 5,152
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,971 (1)(2)(3) 526,504 2,932
Freenome Holdings, Series F, Acquisition Date: 1/26/24,
Cost $1,322 (1)(2)(3) 178,707 992
47,438
Providers  0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $7,539 (1)(2)(3) 3,130,941 5,354

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $6,626 (1)(2)(3) 2,095,807 3,584
8,938
Total Services 63,279
Total Convertible Preferred Stocks (Cost $671,974) 580,500
PREFERRED STOCKS  0.3%
LIFE SCIENCES  0.3%
Life Sciences  0.3%
Sartorius (EUR)  166,605 37,025
Total Life Sciences 37,025
Total Preferred Stocks (Cost $30,980) 37,025
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 4.53% (4)(8) 5,859,076 5,859
Total Short-Term Investments (Cost $5,859) 5,859
Total Investments in Securities
100.1% of Net Assets
(Cost $6,948,188) $ 13,024,668
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $652,479 and represents 5.0% of net assets.
(4) Affiliated Companies
(5) Perpetual security with no stated maturity date.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

T. ROWE PRICE Health Sciences Fund

.
.
.
.
.
.
.
.
.
.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $12,987 and represents 0.1% of net assets.
(8) Seven-day yield
ADR American Depositary Receipts
CHF Swiss Franc
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
JPY Japanese Yen

T. ROWE PRICE Health Sciences Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Bluejay Therapeutics, Series C  $ — $ — $ —
Bluejay Therapeutics, Series C-1  — — —
Cellanome, Series A  — — —
Chroma Medicine, Series I  — (9,527) —
Color Health, Series D  — (479) —
Color Health, Series D-1  — (1,066) —
Color Health, Series E  — 66 —
Kardium, 10.00%, 12/31/26  — — 352
Kardium, Series D-5  — — —
Kardium, Series D-6  — — —
Metsera, Series B  — — —
PrognomIQ, Class A ^^ — (17,945) —
Tenax Therapeutics, Warrants  — 6,045 —
Tenax Therapeutics, Warrants, 8/29/29  — 1,268 —
T. Rowe Price Government Reserve Fund,
4.53% — — 847
Totals $ —# $ (21,638) $ 1,199+

T. ROWE PRICE Health Sciences Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
Bluejay Therapeutics, Series
C  $ — $ 16,506 $ — $ 16,506
Bluejay Therapeutics, Series
C-1  — 1,135 — 1,135
Cellanome, Series A  14,930 — — *
Chroma Medicine, Series I  — 17,211 — 7,684
Color Health, Series D  * — — *
Color Health, Series D-1  * — — *
Color Health, Series E  * — — *
Kardium, 10.00%, 12/31/26  — 5,292 — 5,292
Kardium, Series D-5  7,522 — — 7,522
Kardium, Series D-6  10,472 — — 10,472
Metsera, Series B  — 13,241 — 13,241
PrognomIQ, Class A ^^ 18,312 14,562 14,561 *
Tenax Therapeutics, Warrants  — 6,266 — 12,311
Tenax Therapeutics, Warrants,
8/29/29  — — — 1,268
T. Rowe Price Government
Reserve Fund, 4.53% 196,318  ¤  ¤ 5,859
Total $ 81,290^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $1,199 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $86,600.
^^ Includes previously reported affiliates PrognomIQ, Series A-4; PrognomIQ, Series A-5;
PrognomIQ, Series B; and PrognomIQ, Series C acquired through a corporate action.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Health Sciences Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $6,948,188) $ 13,024,668
Dividends and interest receivable 6,191
Receivable for shares sold 4,700
Receivable for investment securities sold 3,688
Cash 17
Foreign currency (cost $1) 1
Other assets 5,156
Total assets 13,044,421
Liabilities
Payable for shares redeemed 21,213
Investment management fees payable 7,391
Due to affiliates 728
Payable for investment securities purchased 29
Payable to directors 12
Other liabilities 1,057
Total liabilities 30,430
NET ASSETS $ 13,013,991
Net Assets Consist of:
Total distributable earnings (loss) $ 6,038,501
Paid-in capital applicable to 163,490,106 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 6,975,490
NET ASSETS $ 13,013,991
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $7,726,978; Shares outstanding: 97,163,331) $ 79.53
I Class
(Net assets: $5,287,013; Shares outstanding: 66,326,775) $ 79.71

T. ROWE PRICE Health Sciences Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $612) $ 99,803
.
  Interest 714
Other 889
Total income 101,406
Expenses
Investment management 94,788
Shareholder servicing
Investor Class $ 13,766
I Class 1,535 15,301
Prospectus and shareholder reports
Investor Class 310
I Class 50 360
Custody and accounting 480
Registration 101
Legal and audit 67
Directors 50
Miscellaneous 498
Total expenses 111,645
Net investment loss (10,239)

T. ROWE PRICE Health Sciences Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,559,419
Foreign currency transactions 59
Net realized gain 1,559,478
Change in net unrealized gain / loss
Securities (1,181,915)
Other assets and liabilities denominated in foreign currencies (305)
Change in net unrealized gain / loss (1,182,220)
Net realized and unrealized gain / loss 377,258
INCREASE IN NET ASSETS FROM OPERATIONS $ 367,019

T. ROWE PRICE Health Sciences Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (10,239) $ (6,121)
Net realized gain 1,559,478 1,038,740
Change in net unrealized gain / loss (1,182,220) (615,923)
Increase in net assets from operations 367,019 416,696
Distributions to shareholders
Net earnings
Investor Class (909,837) (456,959)
I Class (626,783) (280,130)
Decrease in net assets from distributions (1,536,620) (737,089)
Capital share transactions
*
Shares sold
Investor Class 598,708 677,319
I Class 562,868 390,889
Distributions reinvested
Investor Class 872,456 438,273
I Class 580,810 261,418
Shares redeemed
Investor Class (2,175,504) (2,038,395)
I Class (967,406) (870,442)
Decrease in net assets from capital share
transactions (528,068) (1,140,938)
Net Assets
Decrease during period (1,697,669) (1,461,331)
Beginning of period 14,711,660 16,172,991
End of period $ 13,013,991 $ 14,711,660
*Share information (000s)
Shares sold
Investor Class 6,383 7,655
I Class 6,002 4,410
Distributions reinvested
Investor Class 10,670 5,101
I Class 7,087 3,035
Shares redeemed
Investor Class (23,471) (23,128)
I Class (10,393) (9,858)
Decrease in shares outstanding (3,722) (12,785)

T. ROWE PRICE Health Sciences Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-
end management investment company. The fund seeks long-term capital appreciation. The fund has two classes of shares: the Health Sciences Fund
(Investor Class) and the Health Sciences Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders

T. ROWE PRICE Health Sciences Fund

are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Health Sciences Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Health Sciences Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the

T. ROWE PRICE Health Sciences Fund

independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Health Sciences Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at December 31, 2024, totaled $(98,282,000) for the year ended December 31, 2024. During the year, transfers into Level 3 resulted from a lack of observable market data for the security.
o
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 12,143,496 $ 204,971 $ 23,959 $ 12,372,426
Convertible Bonds — 12,987 15,871 28,858
Convertible Preferred Stocks — — 580,500 580,500
Preferred Stocks — 37,025 — 37,025
Short-Term Investments 5,859 — — 5,859
Total $ 12,149,355 $ 254,983 $ 620,330 $ 13,024,668
($000s)
Beginning
Balance
12/31/23
Gain (Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Ending
Balance
12/31/24
Investment in
Securities
Common Stocks $ 31,697 $ (15,186) $ 15,267 $ (8,068) $ 249 $ 23,959
Convertible Bonds — — 15,871 — — 15,871
Convertible
Preferred Stocks 654,058 (140,866) 140,917 (73,609) — 580,500
Total $ 685,755 $ (156,052) $ 172,055 $ (81,677) $ 249 $ 620,330

T. ROWE PRICE Health Sciences Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 23,959 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
illiquidity
—# —# —#
Discount for
uncertainty
5%
– 100%
36% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.2x
– 6.9x
5.4x Increase
Enterprise
value to gross
profit multiple
5.0x
– 10.0x
8.4x Increase
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
6% 6% Decrease
Discount for
regulatory
uncertainty
30% 30% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 33% 33% Increase

T. ROWE PRICE Health Sciences Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Bonds
$ 15,871 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 580,500 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Conversion
ratio
—# —# —#
Discount for
dilution
12% 12% Decrease
Discount for
uncertainty
25%
– 50%
27% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Conversion
ration
—# —# —#
Premium to
public company
multiples
59%
– 147%
102% Increase
Enterprise
value to sales
multiple
1.5x
– 8.7x
6.9x Increase
Projected
enterprise
value to sales
multiple
4.4x
– 8.7x
7.6x Increase
Sales growth
rate
5%
– 124%
76% Increase

T. ROWE PRICE Health Sciences Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to gross
profit multiple
4.9x
– 21.6x
16.0x Increase
Projected
enterprise
value to gross
profit multiple
8.1x
– 21.6x
16.7x Increase
Gross profit
growth rate
61%
– 171%
116% Increase
Enterprise
value to
EBITDA
multiple
11.5x
– 16.1x
13.8x Increase
EBITDA growth
rate
56% 56% Increase
Projected
enterprise
value to
EBITDA
multiple
37.6x 37.6x Increase
Probability
for potential
outcome
10%
– 70%
35% Increase
Discount to
public company
multiples
43%
– 52%
48% Decrease
Discount rate
for cost of
capital
10%
– 30%
15% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Health Sciences Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $7,772,261,000 and
$9,678,746,000, respectively, for the year ended December 31, 2024.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 41% 41% Increase

T. ROWE PRICE Health Sciences Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 10,334 $ 2
Long-term capital gain 1,526,286 737,087
Total distributions $ 1,536,620 $ 737,089

T. ROWE PRICE Health Sciences Fund

At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards
($000s)
Cost of investments $ 7,108,742
Unrealized appreciation $ 6,616,650
Unrealized depreciation (700,677)
Net unrealized appreciation (depreciation) $ 5,915,973
($000s)
Undistributed ordinary income $ 23,004
Undistributed long-term capital gain 99,524
Net unrealized appreciation (depreciation) 5,915,973
Total distributable earnings (loss) $ 6,038,501

T. ROWE PRICE Health Sciences Fund

are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%. Effective May 1, 2021, Price
Associates has contractually agreed, at least through February 28, 2027, to waive a portion of its management fee so that an individual fund fee of 0.2975%
is applied to the fund’s average daily net assets that are equal to or greater than $25 billion. Thereafter, this agreement will automatically renew for one-
year terms unless terminated by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. No management fees were waived under this arrangement for the year ended
December 31, 2024.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense

T. ROWE PRICE Health Sciences Fund

ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2024, expenses incurred pursuant to these service agreements were $119,000 for Price Associates; $6,457,000 for T. Rowe Price Services, Inc.; and $472,000
Investor
Class I Class
Expense limitation/I Class Limit 0.99% 0.05%
Expense limitation date 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Health Sciences Fund

for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2024, the fund was charged $1,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $13,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2024, approximately 1% of the outstanding shares of the I Class were held by college savings plans.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of December 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 188,846 shares of the I Class, representing less than 1% of the I Class's net assets.

T. ROWE PRICE Health Sciences Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and

T. ROWE PRICE Health Sciences Fund

tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Health Sciences Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Health
Sciences Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Health Sciences Fund, Inc. (the
"Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Health Sciences Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Health Sciences Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $1,632,271,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $87,882,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $77,141,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F114-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Health Sciences Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025